Income Taxes - Deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Property and equipment	$ 28,329	$ 25,212
Depletion	721	660
Unrealized rents	52	1,166
Prepaid expenses	38	431
Gross deferred tax liabilities	29,140	27,469
Employee benefits and other	1,159	1,487
Gross deferred tax assets	1,159	1,487
Net deferred tax liability	$ 27,981	$ 25,982